BNY MELLON RESEARCH GROWTH FUND, INC.

DREYFUS BASIC MONEY MARKET FUND, INC.

Incorporated herein by reference is a supplement to the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).